Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating lease costs	$ 1,367	$ 1,259
Variable costs	(271)	134
Short term lease costs	25	37
Total lease costs	1,121	1,430
Operating cash outflows from operating leases (in thousands)	1,296	1,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$ 0	$ 0
Weighted-average remaining lease term - operating leases (in years)	11 years 10 months 24 days	5 years 6 months
Weighted-average discount rate — operating leases (percent)	6.87%	7.15%